Commitments and Contingent Liabilities - Future Minimum Lease Payments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 31,172	¥ 12,053
Between one and five years	91,105	31,278
More than five years	111,301	33,720
Total	¥ 233,578	¥ 77,051